Disclosure About Fair Values of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis categorized by the level of inputs used in the valuation of each asset at September 30, 2017 and December 31, 2016:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
September 30, 2017
Investment securities available-for-sale:
U.S. Treasury securities	$97,688	$—	$97,688	$—
Obligations of U.S. government agencies	84,165	—	84,165	—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	112,535	—	112,535	—
Issued by FNMA and FHLMC	384,042	—	384,042	—
Other residential mortgage-backed securities	40,568	—	40,568	—
Commercial mortgage-backed securities	60,990	—	60,990	—

Total MBS	598,135	—	598,135	—
Obligations of states and municipal subdivisions	412,216	—	412,216
Other securities	5,828	5,828	—	—

Total investment securities available-for-sale	1,198,032	5,828	1,192,204	—
Derivative assets	3,346	—	3,346	—
Other assets (Net profits interests)	16,193	—	—	16,193

Total recurring basis measured assets	$1,217,571	$5,828	$1,195,550	$16,193

Derivative liabilities	$19,288	$—	$19,288	$—

Total recurring basis measured liabilities	$19,288	$—	$19,288	$—

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Investment securities available-for-sale:
U.S. Treasury securities	$96,785	$—	$96,785	$—
Obligations of U.S. government agencies	97,528	—	97,528	—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	153,153	—	153,153	—
Issued by FNMA and FHLMC	265,328	—	265,328	—
Other residential mortgage-backed securities	47,561	—	47,561	—
Commercial mortgage-backed securities	62,613	—	62,613	—

Total MBS	528,655	—	528,655	—
Obligations of states and municipal subdivisions	410,812	—	410,812	—
Other securities	5,567	5,567	—	—

Total investment securities available-for-sale	1,139,347	5,567	1,133,780	—
Derivative assets	4,361	—	4,361	—
Other assets (Net profits interest)	19,425	—	—	19,425

Total recurring basis measured assets	$1,163,133	$5,567	$1,138,141	$19,425

Derivative liabilities	$20,360	$—	$20,360	$—

Total recurring basis measured liabilities	$20,360	$—	$20,360	$—

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis categorized by the level of inputs used in the valuation of each asset at December 31, 2016 and 2015:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Investment securities available-for-sale:
U.S. Treasury securities	$96,785	$—	$96,785	$—
Obligations of U.S. government agencies	97,528	—	97,528	—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS) Residential pass-through:
Guaranteed by GNMA	153,153	—	153,153	—
Issued by FNMA and FHLMC	265,328	—	265,328	—
Other residential mortgage-backed securities	47,561	—	47,561	—
Commercial mortgage-backed securities	62,613	—	62,613	—

Total MBS	528,655	—	528,655	—
Obligations of states and municipal subdivisions	410,812	—	410,812	—
Other securities	5,567	5,567	—	—

Total investment securities available-for-sale	1,139,347	5,567	1,133,780	—
Derivative assets	4,361	—	4,361	—
Other assets—net profits interests	19,425	—	—	19,425

Total recurring basis measured assets	$1,163,133	$5,567	$1,138,141	$19,425

Derivative liabilities	$20,360	$—	$20,360	$—

Total recurring basis measured liabilities	$20,360	$—	$20,360	$—

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Investment securities available-for-sale:
Obligations of U.S. government agencies	$90,793	$—	$90,793	$—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS) Residential pass-through:
Guaranteed by GNMA	280,190	—	280,190	—
Issued by FNMA and FHLMC	121,707	—	121,707	—
Other residential mortgage-backed securities	75,577	—	75,577	—
Commercial mortgage-backed securities	24,809	—	24,809	—

Total MBS	502,283	—	502,283	—
Obligations of states and municipal subdivisions	122,320	—	122,320
Other securities	5,414	5,414	—	—

Total investment securities available-for-sale	720,810	5,414	715,396	—
Derivative assets	7,738	—	7,738	—

Total recurring basis measured assets	$728,548	$5,414	$723,134	$—

Derivative liabilities	$4,978	$—	$4,978	$—

Total recurring basis measured liabilities	$4,978	$—	$4,978	$—

Summary of Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

The tables below include a roll-forward of the condensed consolidated balance sheet amounts for the three and nine months ended September 30, 2017 and 2016, including changes in fair value for financial instruments within Level 3 of the valuation hierarchy. Level 3 financial instruments typically include unobservable components, but may also include some observable components that may be validated to external sources. The gains or (losses) in the following table may include changes to fair value due in part to observable factors that may be part of the valuation methodology:

Level 3 Assets Measured at Fair Value on a Recurring Basis

	Other Assets – Net Profits Interests
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(In thousands)	2017	2016	2017	2016
Beginning Balance	$16,405	$8,489	$19,425	$—
Addition of net profits interest to other assets	—	—	—	8,489
Total net gains (losses) included in earnings	104	(161)	(2,427)	(161)
Distributions received	(316)	(86)	(805)	(86)

Balance at September 30	$16,193	$8,242	$16,193	$8,242

Net unrealized gains (losses) included in earnings relating to assets held at the end of the period	$104	$(161)	$(2,427)	$(161)

Summary of Assets Recorded at Fair Value on a Nonrecurring Basis

From time to time, the Company may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower of cost or fair value accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheets at September 30, 2017 and December 31, 2016, the following tables provide the level of valuation assumptions used to determine each adjustment and the related carrying value:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
September 30, 2017
Loans held for sale	$21,835	$—	$21,835	$—
Impaired loans, net of specific allowance	83,453	—	—	83,453
Other real estate	18,836	—	—	18,836

Total assets measured on a nonrecurring basis	$124,124	$—	$21,835	$102,289

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Loans held for sale	$17,822	$—	$17,822	$—
Impaired loans, net of specific allowance	151,720	—	—	151,720
Other real estate	18,875	—	—	18,875

Total assets measured on a nonrecurring basis	$188,417	$—	$17,822	$170,595

From time to time, the Company may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower of cost or fair value accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheets at December 31, 2016 and 2015, the following tables provide the level of valuation assumptions used to determine each adjustment and the related carrying value:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Loans held for sale	$17,822	$—	$17,822	$—
Impaired loans, net of specific allowance	151,720	—	—	151,720
Other real estate	18,875	—	—	18,875

Total assets measured on a non-recurring basis	$188,417	$—	$17,822	$170,595

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Loans held for sale	$25,413	$—	$25,413	$—
Impaired loans, net of specific allowance	72,020	—	—	72,020
Other real estate	35,984	—	—	35,984

Total assets measured on a non-recurring basis	$133,417	$—	$25,413	$108,004

Summary of Significant Unobservable Inputs Used in Level 3 Fair Value Measurements for Financial Assets Measured at Fair Value on a Nonrecurring Basis

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a nonrecurring basis at September 30, 2017 and December 31, 2016 are summarized below:

(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
September 30, 2017
Impaired loans, net of specific allowance	$83,453	Internal appraisals of accounts receivable and inventory	Discount of book value	50% - 75%
		Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%
Other real estate	18,836	Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
December 31, 2016
Impaired loans, net of specific allowance	$151,720	Internal appraisals of accounts receivable and inventory	Discount of book value	50% - 75%
		Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%
Other real estate	18,875	Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a nonrecurring basis at December 31, 2016 and 2015 are summarized below:

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
December 31, 2016
Impaired loans, net of specific allowance	$151,720	Internal appraisals of accounts receivable and inventory	Discount of book value	50%-75%
		Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%
Other real estate	18,875	Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
December 31, 2015
Impaired loans, net of specific allowance	$72,020	Internal appraisals of accounts receivable and inventory	Discount of book value	50%-75%
		Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%
Other real estate	35,984	Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%

Summary of Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

	As of September 30, 2017
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$68,248	$68,248	$68,248	$—	$—
Interest-bearing deposits in other banks	515,556	515,556	515,556	—	—
Federal funds sold	5,578	5,578	5,578	—	—
Securities available-for-sale	1,198,032	1,198,032	5,828	1,192,204	—
Securities held-to-maturity	425	451	—	451	—
Loans held for sale	21,835	21,835	—	21,835	—
Net loans	7,934,173	7,832,079	—	—	7,832,079
Derivative assets	3,346	3,346	—	3,346	—
Other assets-net profits interests	16,193	16,193	—	—	16,193
Financial Liabilities:
Deposits	8,501,102	8,365,930	—	8,365,930	—
Advances from FHLB	250,000	250,000	—	250,000	—
Securities sold under agreements to repurchase	3,146	3,146	—	3,146	—
Senior debt	184,557	201,178	—	201,178	—
Subordinated debt	98,627	100,984	—	100,984	—
Junior subordinated debentures	36,353	49,163	—	49,163	—
Derivative liabilities	19,288	19,288	—	19,288	—

	As of December 31, 2016
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$48,017	$48,017	$48,017	$—	$—
Interest-bearing deposits in other banks	199,747	199,747	199,747	—	—
Federal funds sold	1,161	1,161	1,161	—	—
Securities available-for-sale	1,139,347	1,139,347	5,567	1,133,780	—
Securities held-to-maturity	425	463	—	463	—
Loans held for sale	17,822	17,822	—	17,822	—
Net loans	7,350,443	7,395,003	—	—	7,395,003
Derivative assets	4,361	4,361	—	4,361	—
Other assets-net profits interests	19,425	19,818	—	—	19,818
Financial Liabilities:
Deposits	8,016,749	7,904,926	—	7,904,926	—
Securities sold under agreements to repurchase	4,361	4,361	—	4,361	—
Senior debt	193,788	191,076	—	191,076	—
Subordinated debt	98,441	97,938	—	97,938	—
Junior subordinated debentures	35,989	47,409	—	47,409	—
Derivative liabilities	20,360	20,360	—	20,360	—

The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2016
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$48,017	$48,017	$48,017	$—	$—
Interest-bearing deposits in other banks	199,747	199,747	199,747	—	—
Federal funds sold	1,161	1,161	1,161	—	—
Securities available-for-sale	1,139,347	1,139,347	5,567	1,133,780	—
Securities held-to-maturity	425	463	—	463	—
Loans held for sale	17,822	17,822	—	17,822	—
Net loans	7,350,443	7,395,003	—	—	7,395,003
Derivative assets	3,539	3,539	—	3,539	—
Other assets	19,425	19,818	—	—	19,818
Financial Liabilities:
Deposits	8,016,749	7,904,926	—	7,904,926	—
Securities sold under agreements to repurchase	3,494	3,494	—	3,494	—
Senior debt	193,788	191,076	—	191,076	—
Subordinated debt	98,441	97,938	—	97,938	—
Junior subordinated debentures	35,989	47,409	—	47,409	—
Derivative liabilities	20,360	20,360	—	20,360	—

	December 31, 2015
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$139,239	$139,239	$139,239	$—	$—
Interest-bearing deposits in other banks	316,473	316,473	316,473	—	—
Federal funds sold	11,495	11,495	11,495	—	—
Securities available-for-sale	720,810	720,810	5,414	715,396	—
Securities held-to-maturity	550	594	—	594	—
Loans held for sale	25,413	25,413	—	25,413	—
Net loans	6,836,737	6,920,225	—	—	6,920,225
Derivative assets	7,738	7,738	—	7,738	—
Financial Liabilities:
Deposits	6,987,351	6,984,506	—	6,984,506	—
Advances from FHLB	370,000	370,000	—	370,000	—
Securities sold under agreements to repurchase	5,840	5,840	—	5,840	—
Senior debt	193,085	186,387	—	186,387	—
Subordinated debt	98,171	94,970	—	94,970	—
Junior subordinated debentures	35,449	45,872	—	45,872	—
Derivative liabilities	4,978	4,978	—	4,978	—